Segmented Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($) Segment Customer	Mar. 31, 2018 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of operating segments | Segment	2
Revenue	$ 226,341	$ 77,948
Number of customers each represented more than 10% of net revenue | Customer	2	0
International
Disclosure Of Operating Segments [Line Items]
Property plant and equipment and intangible assets	$ 350,125	$ 6,242
International | Medical Cannabis and Cannabis Related Merchandise
Disclosure Of Operating Segments [Line Items]
Revenue	$ 27,865	3,746
Canada
Disclosure Of Operating Segments [Line Items]
Revenue		$ 74,202